Income Taxes - Schedule of Provisions for Income Tax Provisions (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Federal
Current						$ 18,169
Deferred					(794,953)	(226,958)
State
Current
Deferred
Change in valuation allowance					794,953	226,958
Income tax provision	$ 1,682	$ (6,264)	$ (73)	$ (12,042)		$ 18,169